Related Party Transactions - Additional Information (Details) shares in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Apr. 01, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2021 shares	Dec. 31, 2021 vessel	Dec. 31, 2021 floating_storage_unit	Dec. 31, 2021 lease	May 11, 2020 shares	Sep. 30, 2018
Related Party Transaction [Line Items]
Operating Costs and Expenses		$ 124,626	$ 116,396	$ 111,585
Restructuring charges		3,223	0	3,315
Decrease from purchase of interests	$ 2,200		$ (462)	2,681
Limited Partners - common units issued | shares			87,000		87,000
Voyage revenues		597,831	$ 591,103	601,256
Time-charter hire expenses		23,487	23,564	19,994
Equity income		115,399	$ 72,233	58,819
Limited Partners - common units issued | shares			87,000		87,000
Advances to affiliates
Related Party Transaction [Line Items]
Operating Costs and Expenses		7,011	$ 6,505	6,629
Restructuring charges		3,223	0	400
Voyage revenues		40,225	37,481	49,257
Time-charter hire expenses		23,487	23,564	19,994
Equity income		$ 2,417	2,424	1,316
Bahrain Spirit
Related Party Transaction [Line Items]
Number of vessels | floating_storage_unit							1
Term of charter contract (in years)		21 years								21 years
Seapeak LLC
Related Party Transaction [Line Items]
Limited Partners - common units issued | shares									10,750
Limited Partners - common units issued | shares									10,750
Pan Union Joint Venture
Related Party Transaction [Line Items]
Number of vessels | vessel						4
Bahrain LNG Joint Venture
Related Party Transaction [Line Items]
Number of vessels | vessel						0
Yamal LNG Joint Venture
Related Party Transaction [Line Items]
Number of vessels | vessel						6
Yamal LNG Joint Venture | Advances to affiliates
Related Party Transaction [Line Items]
Equity income		$ 2,400	2,400	1,300
Teekay Marine Solutions (Bermuda) Ltd. | Advances to affiliates
Related Party Transaction [Line Items]
Voyage revenues				2,000
Bahrain LNG Joint Venture | Advances to affiliates | Management Service [Member]
Related Party Transaction [Line Items]
Revenue Not from Contract with Customer		$ 10,100
Voyage revenues			$ 8,700	$ 6,500
Newbuildings | Pan Union Joint Venture | Advances to affiliates
Related Party Transaction [Line Items]
Number of vessels | vessel				4
LNG Carriers [Member]
Related Party Transaction [Line Items]
Number of vessels						2		9
LNG Carriers [Member] | Yamal LNG Joint Venture
Related Party Transaction [Line Items]
Number of vessels | vessel						6
LNG Carriers [Member] | Yamal LNG Joint Venture | Advances to affiliates
Related Party Transaction [Line Items]
Number of vessels | vessel						6